UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   Washington, DC 20549

               FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-20189

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
-----------------------------------------------------

Date of reporting period:  July 1, 2003 - June 30, 2004
-----------------------------------------------------


Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;
(b) The exchange ticker symbol of the portfolio security;
(c) The Council on Uniform Securities Identification
Procedures ("CUSIP") number for the portfolio security;
(d) The shareholder meeting date;
(e) A brief identification of the matter voted on;
(f) Whether the matter was proposed by the issuer or by a
security holder;
(g) Whether the registrant cast its vote on the matter;
(h) How the registrant cast its vote (e.g., for or against
proposal, or abstain; for or withhold regarding election of
directors); and
(i)	Whether the registrant cast its vote for or against
management.


  a        b      c         d        e     f g h  i
Handleman HDL  410252100 10/14/03 Dir Elec I Y F  F

Microsoft MSFT 594918104 11/11/03 Dir Elec I Y F  F
Microsoft MSFT 594918104 11/11/03 Stk Plan I Y F  F
Microsoft MSFT 594918104 11/11/03 Stk Plan I Y F  F
Microsoft MSFT 594918104 11/11/03 s/h Plan S Y Ag F

Nokia     NOK  654902204 03/25/04 Dir Elec  I Y F F
Nokia     NOK  654902204 03/25/04 I/S, B/S  I Y F F
Nokia     NOK  654902204 03/25/04 Dividend  I Y F F
Nokia     NOK  654902204 03/25/04 Dir liab  I Y F F
Nokia     NOK  654902204 03/25/04 Auditor   I Y F F
Nokia     NOK  654902204 03/25/04 shr reduc I Y F F
Nokia     NOK  654902204 03/25/04 shr incr  I Y F F
Nokia     NOK  654902204 03/25/04 shr repur I Y F F
Nokia     NOK  654902204 03/25/04 shr dispo I Y F F
Nokia     NOK  654902204 03/25/04 incr cap  I Y F F

Travelers TAPA 89420G109 03/19/04 merger    I Y Ag A

Merck     MRK 589331107 04/27/04  Dir Elec    I Y F  F
Merck     MRK 589331107 04/27/04  Auditors    I Y F  F
Merck     MRK 589331107 04/27/04  BoD Reclass I Y F  F
Merck     MRK 589331107 04/27/04  s/h prop1   S Y Ag F
Merck     MRK 589331107 04/27/04  s/h prop2   S Y Ag F
Merck     MRK 589331107 04/27/04  s/h prop3   S Y Ag F
Merck     MRK 589331107 04/27/04  s/h prop4   S Y Ag F
Merck     MRK 589331107 04/27/04  s/h prop5   S Y Ag F

Pfizer   PFE 717081103 04/22/04  Dir Elec     I Y F  F
Pfizer   PFE 717081103 04/22/04  Auditors     I Y F  F
Pfizer   PFE 717081103 04/22/04  Stk Plan     I Y F  F
Pfizer   PFE 717081103 04/22/04  s/h prop1    S Y Ag F
Pfizer   PFE 717081103 04/22/04  s/h prop2    S Y Ag F
Pfizer   PFE 717081103 04/22/04  s/h prop3    S Y Ag F
Pfizer   PFE 717081103 04/22/04  s/h prop4    S Y Ag F
Pfizer   PFE 717081103 04/22/04  s/h prop5    S Y Ag F
Pfizer   PFE 717081103 04/22/04  s/h prop6    S Y Ag F
Pfizer   PFE 717081103 04/22/04  s/h prop7    S Y Ag F

BP       BP 055622104 04/15/04 Dir Elec       I Y F  F
BP       BP 055622104 04/15/04 New Direc      I Y F  F
BP       BP 055622104 04/15/04 Auditors       I Y F  F
BP       BP 055622104 04/15/04 Amend Articles I Y F  F
BP       BP 055622104 04/15/04 Shr Allot      I Y F  F
BP       BP 055622104 04/15/04 Shr Allot      I Y F  F
BP       BP 055622104 04/15/04 Shr Repurch    I Y F  F
BP       BP 055622104 04/15/04 Treas Shrs     I Y F  F
BP       BP 055622104 04/15/04 Dir Remun      I Y F  F
BP       BP 055622104 04/15/04 Dir Remun      I Y F  F
BP       BP 055622104 04/15/04 Ann Rpt        I Y F  F
BP       BP 055622104 04/15/04 s/h prop1      S Y Ag F

AXA     AXA 054536107 4/21/04 Fin State Appr  I Y F  F
AXA     AXA 054536107 4/21/04 Fin State Appr  I Y F  F
AXA     AXA 054536107 4/21/04 Dividend        I Y F  F
AXA     AXA 054536107 4/21/04 Auditor Rpt     I Y F  F
AXA     AXA 054536107 4/21/04 Dir Elec        I Y F  F
AXA     AXA 054536107 4/21/04 Auditors        I Y F  F
AXA     AXA 054536107 4/21/04 Alt Auditor     I Y F  F
AXA     AXA 054536107 4/21/04 Dir Elec        I Y F  F
AXA     AXA 054536107 4/21/04 Dir Elec        I Y F  F
AXA     AXA 054536107 4/21/04 Dir Elec        I Y F  F
AXA     AXA 054536107 4/21/04 Shr Repurch     I Y F  F
AXA     AXA 054536107 4/21/04 Shr Auth        I Y F  F
AXA     AXA 054536107 4/21/04 Sup Board Mem   I Y F  F
AXA     AXA 054536107 4/21/04 EE Board Rep    S Y Ag F
AXA     AXA 054536107 4/21/04 Shr Cancel      I Y F  F
AXA     AXA 054536107 4/21/04 Meeting Reqs    I Y F  F

Wash Mutual WM 939322103 4/20/04 Dir Elec     I Y F  F
Wash Mutual WM 939322103 4/20/04 Auditors     I Y F  F
Wash Mutual WM 939322103 4/20/04 s/h prop1    S Y Ag F

Amer Elec Pwr AEP 025537101 4/27/04 Dir Elec   I Y F  F
Amer Elec Pwr AEP 025537101 4/27/04 Auditors   I Y F  F
Amer Elec Pwr AEP 025537101 4/27/04 s/h prop1  S Y Ag F
Amer Elec Pwr AEP 025537101 4/27/04 s/h prop2  S Y Ag F
Amer Elec Pwr AEP 025537101 4/27/04 s/h prop3  S Y F  A
Amer Elec Pwr AEP 025537101 4/27/04 s/h prop4  S Y F  A

Citigroup C 172967101 4/20/04 Dir Elec    I Y F  F
Citigroup C 172967101 4/20/04 Auditors    I Y F  F
Citigroup C 172967101 4/20/04 s/h prop1  S Y Ag F
Citigroup C 172967101 4/20/04 s/h prop2  S Y Ag F
Citigroup C 172967101 4/20/04 s/h prop3  S Y Ag F
Citigroup C 172967101 4/20/04 s/h prop4  S Y Ag F

Loews Corp LTR 540424108 5/11/04 Dir Elect I Y F  F
Loews Corp LTR 540424108 5/11/04 Auditors  I Y F  F
Loews Corp LTR 540424108 5/11/04 s/h prop1 S Y Ag F
Loews Corp LTR 540424108 5/11/04 s/h prop2 S Y Ag F
Loews Corp LTR 540424108 5/11/04 s/h prop3 S Y Ag F

Carolina Grp CG 540424207 5/11/04 Dir Elect I Y F  F
Carolina Grp CG 540424207 5/11/04 Auditors  I Y F  F
Carolina Grp CG 540424207 5/11/04 s/h prop1 S Y Ag F
Carolina Grp CG 540424207 5/11/04 s/h prop2 S Y Ag F
Carolina Grp CG 540424207 5/11/04 s/h prop3 S Y Ag F

Altria Grp MO 02209S103 4/29/04 Dir Elect I Y F  F
Altria Grp MO 02209S103 4/29/04 Auditors  I Y F  F
Altria Grp MO 02209S103 4/29/04 s/h prop1 S Y Ag F
Altria Grp MO 02209S103 4/29/04 s/h prop2 S Y Ag F
Altria Grp MO 02209S103 4/29/04 s/h prop3 S Y Ag F
Altria Grp MO 02209S103 4/29/04 s/h prop4 S Y Ag F
Altria Grp MO 02209S103 4/29/04 s/h prop5 S Y Ag F
Altria Grp MO 02209S103 4/29/04 s/h prop6 S Y Ag F

MASCO  MAS 574599106 5/11/04 Dir Elect I Y F F
MASCO  MAS 574599106 5/11/04 Stk Plan  I Y F F
MASCO  MAS 574599106 5/11/04 Auditors  I Y F F

Am Int'l Group AIG 026874107 5/19/04 Dir Elect I Y F  F
Am Int'l Group AIG 026874107 5/19/04 CEO Comp  I Y F  F
Am Int'l Group AIG 026874107 5/19/04 Stk Plan  I Y F  F
Am Int'l Group AIG 026874107 5/19/04 Auditors  I Y F  F
Am Int'l Group AIG 026874107 5/19/04 s/h prop1 S Y Ag F
Am Int'l Group AIG 026874107 5/19/04 s/h prop2 S Y Ag F
Am Int'l Group AIG 026874107 5/19/04 s/h prop3 S Y Ag F

Amgen AMGN 031162100 5/13/04 Dir Elect I Y F  F
Amgen AMGN 031162100 5/13/04 Auditors  I Y F  F
Amgen AMGN 031162100 5/13/04 s/h prop1 S Y Ag F
Amgen AMGN 031162100 5/13/04 s/h prop2 S Y Ag F

JP Morgan JPM 46625H100 5/25/04 Dir Elect I Y F  F
JP Morgan JPM 46625H100 5/25/04 Merger    I Y F  F
JP Morgan JPM 46625H100 5/25/04 Auditors  I Y F  F
JP Morgan JPM 46625H100 5/25/04 Perf Plan I Y F  F
JP Morgan JPM 46625H100 5/25/04 Proxy Sol I Y F  F
JP Morgan JPM 46625H100 5/25/04 s/h prop1 S Y Ag F
JP Morgan JPM 46625H100 5/25/04 s/h prop2 S Y Ag F
JP Morgan JPM 46625H100 5/25/04 s/h prop3 S Y Ag F
JP Morgan JPM 46625H100 5/25/04 s/h prop4 S Y Ag F
JP Morgan JPM 46625H100 5/25/04 s/h prop5 S Y Ag F
JP Morgan JPM 46625H100 5/25/04 s/h prop6 S Y Ag F
JP Morgan JPM 46625H100 5/25/04 s/h prop7 S Y Ag F
JP Morgan JPM 46625H100 5/25/04 s/h prop8 S Y Ag F

iStar Fin SFI 45031U101 5/25/04	Dir Elect   I Y F F
iStar Fin SFI 45031U101 5/25/04	Option Plan I Y F F
iStar Fin SFI 45031U101 5/25/04	Perf Plan   I Y F F
iStar Fin SFI 45031U101 5/25/04	Auditors    I Y F F

Liberty Media L 530718105 6/9/04 Dir Elect  I Y F F
Liberty Media L 530718105 6/9/04 Incen Plan I Y F F
Liberty Media L 530718105 6/9/04 Auditors   I Y F F

Fremont Gen FMT 357288109 5/20/04 Dir Elect  I Y F F
Fremont Gen FMT 357288109 5/20/04 Bonus Plan I Y F F
Fremont Gen FMT 357288109 5/20/04 Incen Plan I Y F F
Fremont Gen FMT 357288109 5/20/04 Ret Plan   I Y F F
Fremont Gen FMT 357288109 5/20/04 Auditors   I Y F F

Genesee & Wyoming GWR 371559105 5/12/04 Dir Elect  I Y F F
Genesee & Wyoming GWR 371559105 5/12/04 Incen Plan I Y F F
Genesee & Wyoming GWR 371559105 5/12/04 Auditors   I Y F F

Carmax KMX 143130102 6/29/04 Dir Elect      I Y F F
Carmax KMX 143130102 6/29/04 Stk Plan Amend I Y F F

WellPoint Health WLP 94973H108 6/28/04 Merger I Y F F

Nam Tai Elec NTE 629865205 6/11/04 Dir Elect I Y F F
Nam Tai Elec NTE 629865205 6/11/04 Auditors  I Y F F



                      SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President
       Antenor Fund, LLC

Date:  August 29, 2004